Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	4,678,201	188,288	3,666,108	623,522
General and administrative	1,882,026	735,132	8,329,978	1,509,306
Transaction costs				877,776
Total operating expenses	6,560,227	923,420	11,996,086	3,010,604
Loss from operations	(6,560,227)	(923,420)	(11,996,086)	(3,010,604)
Other expenses
Loss on disposal of assets	(4,862)
Other expense				(9,624)
Interest expense, net	(411,209)	(716,799)	(1,872,001)	(1,402,585)
Total other expenses	(416,071)	(716,799)	(1,872,001)	(1,412,209)
Loss before provision for income taxes	(6,976,298)	(1,640,219)	(13,868,087)	(4,422,813)
Provision for income taxes	1,600	1,600	8,840	1,600
Net loss	$ (6,977,898)	$ (1,641,819)	$ (13,876,927)	$ (4,424,413)
Weighted average shares outstanding - basic and diluted	34,686,926	24,269,047	28,462,386	14,952,205
Loss per share - basic and diluted	$ (0.20)	$ (0.07)	$ (0.49)	$ (0.30)